Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Shares To Be Issued [Member]	Noncontrolling Interest [Member]	Total
Balance at Aug. 31, 2021	$ 2,970	$ 2,890,471	$ (2,233,496)	$ 5,696	$ 861,883	$ 167,967	$ 1,695,491
Balance, shares at Aug. 31, 2021	2,970,000
Beneficial conversion feature on financial liability -Convertible bonds		1,005,645					1,005,645
Capital contribution		129,363				70,482	199,845
Issuance of common stock for convertible bonds	$ 1,116	1,003,326					$ 1,004,442
Issuance of common stock for convertible bonds, shares	1,116,055						1,116,055
Issuance of common stock pursuant to share exchange agreement	$ 102	(102)
Issuance of common stock pursuant to share exchange agreement, shares	102,000
Issuance of common stock for Intellectual Assets	$ 83,148	83,064,619					83,147,767
Issuance of common stock for Intellectual Assets, shares	83,147,767
Issuance of common stock for Cash	$ 14,518	1,032,550			(786,883)		260,185
Issuance of common stock for Cash, shares	14,517,575
Foreign currency translation adjustment				60,184		27,547	87,731
Net loss			(5,231,877)			(324,750)	(5,556,627)
Balance at Aug. 31, 2022	$ 101,854	89,125,872	(7,465,373)	65,880	75,000	(58,754)	81,844,479
Balance, shares at Aug. 31, 2022	101,853,397
Issuance of common stock for Cash	$ 150	373,905			(75,000)		$ 299,055
Issuance of common stock for Cash, shares	149,621						30,000
Foreign currency translation adjustment				(13,723)		(4,184)	$ (17,907)
Net loss			(1,373,327)			(67,035)	(1,440,362)
Capital contribution		100					100
Balance at Nov. 30, 2022	$ 102,004	89,499,877	(8,838,700)	52,157		(129,973)	80,685,365
Balance, shares at Nov. 30, 2022	102,003,018
Balance at Aug. 31, 2022	$ 101,854	89,125,872	(7,465,373)	65,880	75,000	(58,754)	81,844,479
Balance, shares at Aug. 31, 2022	101,853,397
Capital contribution		101,998				164,519	266,517
Issuance of common stock for Cash	$ 457	1,143,271			991,052		$ 2,134,780
Issuance of common stock for Cash, shares	457,536						427,536
Foreign currency translation adjustment				(82,916)		5,535	$ (77,381)
Net loss			(6,057,893)			(259,480)	(6,317,373)
Balance at Aug. 31, 2023	$ 102,311	90,371,141	(13,523,266)	(17,036)	1,066,052	(148,180)	77,851,022
Balance, shares at Aug. 31, 2023	102,310,933
Issuance of common stock for Cash	$ 431	1,065,621			(1,066,052)
Issuance of common stock for Cash, shares	431,429						373,822
Foreign currency translation adjustment				(85,208)		(2,793)	$ (88,001)
Net loss			(1,444,323)			(79,998)	(1,524,321)
Balance at Nov. 30, 2023	$ 102,742	$ 91,436,762	$ (14,967,589)	$ (102,244)		$ (230,971)	$ 76,238,700
Balance, shares at Nov. 30, 2023	102,742,362